Vanguard Tax-Managed Small-Cap Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.05%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.